Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale securities	Pension and other post-retirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Treasury stock	Non-controlling interests	Total
Balance at Dec. 31, 2013	$ 18,678	$ 1,750	$ 19,186	$ (2,012)	$ (431)	$ 7	$ (1,610)	$ 22	$ (246)	$ 530	$ 19,208
Comprehensive income:
Net income	2,594		2,594							124	2,718
Foreign currency translation adjustments, net of tax	(1,671)			(1,671)	(1,671)					(9)	(1,680)
Effect of change in fair value of available-for-sale securities, net of tax	6			6		6					6
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(521)			(521)			(521)				(521)
Change in derivatives qualifying as cash flow hedges, net of tax	(43)			(43)				(43)			(43)
Total comprehensive income, net of tax	365									115	480
Changes in noncontrolling interests	(34)	(34)								33	(1)
Dividends paid to noncontrolling shareholders										(132)	(132)
Dividends paid	(1,841)		(1,841)								(1,841)
Share-based payment arrangements	73	73									73
Purchase of treasury stock	(1,015)								(1,015)		(1,015)
Delivery of shares	38	(17)							55		38
Call options	5	5									5
Balance at Dec. 31, 2014	16,269	1,777	19,939	(4,241)	(2,102)	13	(2,131)	(21)	(1,206)	546	16,815
Comprehensive income:
Net income	1,933		1,933							122	2,055
Foreign currency translation adjustments, net of tax	(1,033)			(1,033)	(1,033)					(25)	(1,058)
Effect of change in fair value of available-for-sale securities, net of tax	(6)			(6)		(6)					(6)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	412			412			412			3	415
Change in derivatives qualifying as cash flow hedges, net of tax	10			10				10			10
Total comprehensive income, net of tax	1,316									100	1,416
Changes in noncontrolling interests	(55)	(30)	(25)							(2)	(57)
Dividends paid to noncontrolling shareholders										(137)	(137)
Dividends paid	(1,317)		(1,317)								(1,317)
Reduction in nominal value of common shares paid to shareholders	(403)	(349)	(54)								(403)
Share-based payment arrangements	61	61									61
Purchase of treasury stock	(1,501)								(1,501)		(1,501)
Delivery of shares	107	(19)							126		107
Call options	4	4									4
Balance at Dec. 31, 2015	14,481	1,444	20,476	(4,858)	(3,135)	7	(1,719)	(11)	(2,581)	507	14,988
Comprehensive income:
Net income	1,899		1,899							135	2,034
Foreign currency translation adjustments, net of tax	(457)			(457)	(457)					(17)	(474)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	118			118			118				118
Change in derivatives qualifying as cash flow hedges, net of tax	10			10				10			10
Total comprehensive income, net of tax	1,570									118	1,688
Changes in noncontrolling interests										(1)	(1)
Dividends paid to noncontrolling shareholders										(122)	(122)
Reduction in nominal value of common shares paid to shareholders	(1,626)	(1,224)	(402)								(1,626)
Cancellation of treasury shares		(40)	(2,007)						2,047
Share-based payment arrangements	54	54									54
Purchase of treasury stock	(1,280)								(1,280)		(1,280)
Delivery of shares	192	(22)	(41)						255		192
Call options	4	4									4
Balance at Dec. 31, 2016	$ 13,395	$ 216	$ 19,925	$ (5,187)	$ (3,592)	$ 7	$ (1,601)	$ (1)	$ (1,559)	$ 502	$ 13,897